Major acquisitions and Disposals	6 Months Ended
Jun. 30, 2012
Major acquisitions and Disposals
Major acquisitions and Disposals

5                                         Major acquisitions and Disposals

a)                        Fertilizer Business

In 2010, through our wholly owned subsidiary Mineração Naque S.A. (“Naque”), we acquired 78.92% of the total capital (being 99.83% the of voting capital) of Vale Fertilizantes S.A. and 100% of the total capital of Vale Fosfatados. In 2011 and beginning of 2012, we concluded several transactions including a public offer to acquire the free floating of Vale Fertilizantes and its delisting which resulted in the current ownership of 100% of the total capital of this subsidiary.

The purchase consideration of the business combination effected in 2010, when control was obtained, amounted to US$5,795. The purchase price allocation exercise was concluded in 2011 and generated a deferred tax liability on the fair value adjustments, determined based on the temporary differences between the accounting basis of those assets and liabilities at fair  values and their tax basis represented by the historical carrying values at the acquired entity. According to current Brazilian tax regulations, goodwill generated in connection with a business combination as well as the fair values of assets and liabilities acquired are only tax deductible post a legal merger between the acquirer and the acquiree.

In June 2012, we have decided to legally merge Naque and Vale Fertilizantes. As a result, the carrying amounts of acquired assets and liabilities accounted for at Naque’s consolidated financial statements, represented by their amortized fair values from acquisition date, became their tax basis.

Therefore, upon concluding the merger, there are no longer differences between tax basis and carrying amounts of the net assets acquired, and consequently there is no longer deferred tax liability amount to be recognized. The outstanding balance of the initially recognized deferred tax liability (accounted for in connection with the purchase accounting) totaling US$ 1,236 was entirely recycled through P&L for the six-month period ended June 30, 2012, in connection with the legal merger of Vale Fertilizantes into Naque.

In addition, Naque was then renamed as Vale Fertilizantes.

b)                        Sale of coal

In June 2012, we have concluded the sale of our thermal coal operations in Colombia to CPC S.A.S., an affiliate of Colombian Natural Resources S.A.S. (“CNR”), a privately held company, which includes future compromises around of US$ 121.

The thermal coal operations in Colombia constitute a fully-integrated mine-railway-port system consisting of a coal mine and a coal deposit; a coal port facility; and an equity participation in a railway connecting the coal mines to the port.

The loss on this transaction, of US$355 was recorded in the income statement in the line “Gain (Loss) on sale of assets”

c)                        Acquisition of EBM shares

Continuing the process of optimization its corporate structure, during 2Q12 Vale acquired additional 10.46% of Empreendimentos Brasileiros de Mineração S. A. (EBM), whose main asset is the participation in Minerações Brasileiras Reunidas S. A., which owns mines sites Itabirito, Vargem Grande and Paraopeba. As a result of the acquisition, we increased our share of the capital of EBM to 96.7% and of MBR to 98.3%, and the amount of US$62 are recognized as a result from operations with non-controlling interest in “Stockholders Equity”.